RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

The Company leases 4 distribution warehouses and retail stores from certain employees. The Company recorded rent expense related to these leases of $122 and $153 for the three months ended March 31, 2022 and 2021, respectively. Rent expense related to these leases is included in related party expense in the Company’s consolidated statements of operations and comprehensive (loss) income.

16. RELATED PARTY TRANSACTIONS

The Company leases 5 distribution warehouses and retail stores from related parties. During the years ended December 31, 2021 and 2020 the Company made payments and recorded rent expense related to these leases of $579 and $635 respectively which are included in related party expense in the Company’s consolidated statements of operations and comprehensive income.

For the year ended December 31, 2021, the Company made the following payments to Kanders & Company, Inc., a company controlled by Warren Kanders, our Chairman of the Board:

●	$2,250 for services related to the Company’s initial public offering, which is included in direct offering costs and recorded against offering proceeds in additional paid in capital in the Company’s consolidated balance sheets.
●	$1,000 for services related to the execution of the New Credit Agreement, which is included in debt issuance costs and recorded as an offset to long-term debt in the Company’s consolidated balance sheets.

For the year ended December 31, 2020, the Company paid $1,000 to Kanders & Company, Inc. in connection with the execution of a debt refinancing. This payment is included in related party expense in the Company’s consolidated statements of operations and comprehensive income.